UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Scott A. Shuck
Title:  	Chief Financial Officer
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ Scott A. Shuck		Lancaster, PA		     May 10, 2011
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-13573			Neuberger Berman Group LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 16

FORM 13F Information Table Value Total: $128,131 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CL ESC PFD                               2    66667 SH       Sole                    66667
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        1    66667 SH       Sole                    66667
ETFS PLATINUM TR SH BEN INT    COM              26922V101      685     4000 SH       Sole                     4000
ISHARES INC MSCI CDA INDEX     COM              464286509     5083   160500 SH       Sole                   160500
ISHARES TR MSCI EAFE IDX       COM              464287465    14191   235960 SH       Sole                   235960
ISHARES TR RUSSELL 2000        COM              464287655     1889    22814 SH       Sole                    22814
ISHARES TR S&P 100 IDX FD      COM              464287101     5422    92300 SH       Sole                    92300
ISHARES TR S&P 500 INDEX       COM              464287200     7983    60286 SH       Sole                    60286
ISHARES TR S&P NTL AMTFREE     COM              464288414     3205    30964 SH       Sole                    30964
ISHARES TR US PFD STK IDX      COM              464288687      226     5691 SH       Sole                     5691
JOHNSON & JOHNSON CMN          COM              478160104     1945    29241 SH       Sole                    29241
MARKET VECTORS ETF TR GBL ALTE COM              57060U407      560    30000 SH       Sole                    30000
SECTOR SPDR TR SBI INT-UTILS   COM              81369Y886     1004    30000 SH       Sole                    30000
SPDR S&P 500 ETF TR UNIT SER 1 COM              78462F103    47190   357582 SH       Sole                   357582
VANGUARD INDEX FDS STK MRK ETF COM              922908769     6224    91000 SH       Sole                    91000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    32521   854011 SH       Sole                   854011